Related Party Transactions - Narrative (Details)				3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Jun. 02, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Jun. 30, 2016 USD ($) shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2016 USD ($) shares	Jun. 30, 2015 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Apr. 01, 2015
Related Party Transaction [Line Items]
Due from affiliates			$ 500,000	$ 16,000		$ 16,000		$ 136,000	$ 500,000
Due to affiliates			400,000	$ 665,000		$ 665,000		$ 399,000	$ 400,000
Antidilutive securities (in shares) | shares				10,998,085	1,809,678	10,998,085	1,809,678	11,039,417	720,165	39,614
Proceeds from issuance of operating partnership units		$ 800,000				$ 0	$ 750,000	$ 750,000	$ 0	$ 0
Proceeds from redemption of investment securities								$ 463,000	0	0
Liability for offering and related costs from IPO (percent)								1.50%
Related party expenses				$ 0	$ 18,503,000	0	18,503,000	$ 18,653,000	0	0
Cumulative offering cost cap								11.50%
Cumulative offering costs, net of unpaid amounts								$ 188,100,000
Equity based compensation						1,114,000	641,000	2,345,000	106,000	24,000
Lock-out period of transferability or liquidity (years)		1 year
Distributions paid related to LTIP Units						1,344,000	0	642,000	0	$ 0
Dividends payable			10,709,000	30,000		30,000		407,000	10,709,000
OPP
Related Party Transaction [Line Items]
Distributions paid related to LTIP Units				200,000	0	700,000	0
Dividends payable				0	0	$ 0	0	$ 400,000
Europe | Unaffiliated Third Party Property Management Services | Contract Purchase Price
Related Party Transaction [Line Items]
Acquisition fees as a percentage of benchmark		50.00%
Europe | Unaffiliated Third Party Property Management Services | Amount Available or Outstanding Under Financing Arrangement
Related Party Transaction [Line Items]
Acquisition and financing coordination fees as a percentage of benchmark		50.00%
Europe | Gross Revenue, Managed Properties | Unaffiliated Third Party Property Management Services | Stand Alone, Single Tenant, Net Leased
Related Party Transaction [Line Items]
Property management fee, percent fee						0.25%		0.25%
Europe | Gross Revenue, Managed Properties | Unaffiliated Third Party Property Management Services | All other properties, other than stand alone, single tenant, net leased
Related Party Transaction [Line Items]
Property management fee, percent fee						0.50%		0.50%
Europe | Gross Revenue, Managed Properties | Unaffiliated Third Party Property Management Services | Singe Tenant Net Lease, Not Part of Shopping Center
Related Party Transaction [Line Items]
Property management fee, percent fee						1.75%		1.75%
Europe | Gross Revenue, Managed Properties | Unaffiliated Third Party Property Management Services | All Other Property Types, Other Than Stand Alone, Single Tenant, Net Leased and Not Part of Shopping Center
Related Party Transaction [Line Items]
Property management fee, percent fee						3.50%		3.50%
Third party professional fees and offering costs
Related Party Transaction [Line Items]
Due to affiliates			$ 400,000	700,000		$ 700,000		$ 400,000	400,000
OP Units
Related Party Transaction [Line Items]
OP unit distributions paid				$ 300,000	$ 0	$ 600,000	$ 0	$ 600,000	$ 0
Class B units
Related Party Transaction [Line Items]
Equity based compensation		$ 14,500,000
Class B units
Related Party Transaction [Line Items]
Antidilutive securities (in shares) | shares		1,726,323		0	0	0	0	0	705,743	23,392
Class B units | Class B units
Related Party Transaction [Line Items]
Class B units conversion to OP units basis		1
OP Units
Related Party Transaction [Line Items]
Antidilutive securities (in shares) | shares		1,726,323		1,809,678	1,809,678	1,809,678	1,809,678	1,809,678	22	22
OP Units | OP Units
Related Party Transaction [Line Items]
Class B units conversion to OP units basis		1
Special Limited Partner
Related Party Transaction [Line Items]
Operating partnership units (in shares) | shares			244,444	244,444		244,444		244,444	244,444
Advisor | Amended Advisory Agreement
Related Party Transaction [Line Items]
Base fee		$ 18,000,000
Variable fee, percent of cumulative net proceeds		1.25%
Incentive Compensation, percent payable in cash		50.00%
Incentive Compensation, percent payable in shares		50.00%
Percent of Core AFFO per weighted average share outstanding in excess of incentive hurdle one		15.00%
Percent of Core AFFO per weighted average share outstanding, incentive hurdle one | $ / shares		$ 0.78
Percent of Core AFFO per weighted average share outstanding in excess of incentive hurdle two		10.00%
Percent of Core AFFO per weighted average share outstanding, incentive hurdle two | $ / shares		$ 1.02
Minimum base management fee and incentive compensation payable, maximum percent of assets under management, range one		1.25%
Minimum base management fee and incentive compensation payable, cap on annum aggregate amount, maximum amount of assets under management, range three		$ 5,000,000,000.0
Minimum base management fee and incentive compensation payable, maximum percent of assets under management, range two		0.95%
Minimum base management fee and incentive compensation payable, cap on annum aggregate amount, maximum amount of assets under management, range two		$ 15,000,000,000.0
Minimum base management fee and incentive compensation payable, cap on annum aggregate amount, maximum amount of assets under management, range three calculation base		1.25%
Minimum base management fee and incentive compensation payable, cap on annum aggregate amount, maximum amount of assets under management, range three denominator		$ 10,000,000,000.0
Minimum base management fee and incentive compensation payable, maximum percent of assets under management, range three		0.30%
Variable fee payable, maximum sale of investments to trigger possible reduction		$ 200,000,000.0
Advisor | Amended Advisory Agreement | Minimum
Related Party Transaction [Line Items]
Percent of Core AFFO per weighted average share outstanding, incentive hurdle annual adjustment		1.00%
Minimum base management fee and incentive compensation payable, cap on annum aggregate amount, maximum amount of assets under management, range three		$ 5,000,000,000.0
Advisor | Amended Advisory Agreement | Maximum
Related Party Transaction [Line Items]
Percent of Core AFFO per weighted average share outstanding, incentive hurdle annual adjustment		3.00%
Minimum base management fee and incentive compensation payable, cap on annum aggregate amount, maximum amount of assets under management, range three		$ 15,000,000,000.0
Advisor | Class B units
Related Party Transaction [Line Items]
OP unit distributions paid					$ 300,000		$ 400,000	$ 300,000	$ 200,000
Advisor | OP Units
Related Party Transaction [Line Items]
Antidilutive securities (in shares) | shares		83,333				1,461,753		1,461,753
Advisor | American Realty Capital Global Advisors, LLC
Related Party Transaction [Line Items]
Due from affiliates			$ 500,000	$ 16,000		$ 16,000		$ 100,000	500,000
Advisor | American Realty Capital Global Advisors, LLC | Contract Purchase Price
Related Party Transaction [Line Items]
Acquisition fees as a percentage of benchmark		1.00%
Financing advance fees as a percentage of benchmark, expected third party costs		0.50%
Advisor | American Realty Capital Global Advisors, LLC | Advance on Loan or Other Investment
Related Party Transaction [Line Items]
Financing advance fees as a percentage of benchmark		1.00%
Advisor | American Realty Capital Global Advisors, LLC | Amount Available or Outstanding Under Financing Arrangement
Related Party Transaction [Line Items]
Acquisition and financing coordination fees as a percentage of benchmark		0.75%
Advisor | American Realty Capital Global Advisors, LLC | Europe | Portion of Fees Attributable to Related Party | Contract Purchase Price
Related Party Transaction [Line Items]
Acquisition fees as a percentage of benchmark		50.00%
Advisor | American Realty Capital Global Advisors, LLC | Europe | Portion of Fees Attributable to Related Party | Amount Available or Outstanding Under Financing Arrangement
Related Party Transaction [Line Items]
Acquisition and financing coordination fees as a percentage of benchmark		50.00%
Advisor | American Realty Capital Global Advisors, LLC | Greater Of | Average Invested Assets | Maximum
Related Party Transaction [Line Items]
Operating expenses as a percentage of benchmark				2.00%		2.00%		2.00%
Advisor | American Realty Capital Global Advisors, LLC | Greater Of | Net Income, Excluding Additions to Non-cash Reserves and Gains on Sales of Assets | Maximum
Related Party Transaction [Line Items]
Operating expenses as a percentage of benchmark				25.00%		25.00%		25.00%
Advisor | American Realty Capital Global Advisors, LLC | Annual Targeted Investor Return | Pre-tax Non-compounded Return on Capital Contribution
Related Party Transaction [Line Items]
Cumulative capital investment return to investors as a percentage of benchmark											6.00%
Advisor | American Realty Capital Global Advisors, LLC and Realty Capital Securities, LLC | Fees and expense reimbursements to the Advisor and Former Dealer Manager
Related Party Transaction [Line Items]
Related party expenses								$ 500,000
Limited Partner | OP Units
Related Party Transaction [Line Items]
Antidilutive securities (in shares) | shares		22				22		22
Management | OP Units
Related Party Transaction [Line Items]
Antidilutive securities (in shares) | shares		83,333
Service Provider | OP Units
Related Party Transaction [Line Items]
Antidilutive securities (in shares) | shares						347,903		347,903
Affiliated Entity
Related Party Transaction [Line Items]
Proceeds from redemption of investment securities	$ 500,000
Affiliated Entity | RCS Capital
Related Party Transaction [Line Items]
Transaction fee (percent)			0.23%
Affiliated Entity | Listing Fee | RCS Capital
Related Party Transaction [Line Items]
Related party expenses								$ 6,000,000
Affiliated Entity | Listing Fee | Barclays Capital Inc.
Related Party Transaction [Line Items]
Related party expenses								6,100,000
Affiliated Entity | Personnel and Support Services | RCS Capital
Related Party Transaction [Line Items]
Related party expenses									2,500,000
Affiliated Entity | Transfer Agent Fees | American National Stock Transfer, LLC
Related Party Transaction [Line Items]
Related party expenses									$ 600,000
Affiliated Entity | General and Administrative Expense | Transfer Agent Fees | American National Stock Transfer, LLC
Related Party Transaction [Line Items]
Related party expenses				$ 100,000		$ 100,000		$ 800,000
Dealer Manager
Related Party Transaction [Line Items]
Transaction fee, as a percentage of transaction portfolio value								0.25%
Dealer Manager | Realty Capital Securities, LLC | Gross Proceeds, Retail Shares | Maximum
Related Party Transaction [Line Items]
Sales commissions as a percentage of benchmark								7.00%
Dealer Manager | Realty Capital Securities, LLC | Option One | Gross Proceeds, Retail Shares | Maximum
Related Party Transaction [Line Items]
Sales commissions as a percentage of benchmark								3.00%
Property Manager | American Realty Capital Global Properties, LLC | Gross Revenue, Managed Properties | Maximum
Related Party Transaction [Line Items]
Oversight fees as a percentage of benchmark				1.00%		1.00%		1.00%
Property Manager | American Realty Capital Global Properties, LLC | Stand Alone, Single Tenant, Net Leased | Gross Revenue, Managed Properties | Maximum
Related Party Transaction [Line Items]
Oversight fees as a percentage of benchmark				2.00%		2.00%		2.00%
Property Manager | American Realty Capital Global Properties, LLC | All other properties, other than stand alone, single tenant, net leased | Gross Revenue, Managed Properties | Maximum
Related Party Transaction [Line Items]
Oversight fees as a percentage of benchmark				4.00%		4.00%		4.00%